CRYPTOCURRENCY ASSETS (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
CRYPTOCURRENCY ASSETS
Impairment of cryptocurrency assets	$ (3,254)	$ (12,620)
Ending balance of cryptocurrency assets, net	14,745		$ 14,972
CRYPTOCURRENCY ASSETS.
CRYPTOCURRENCY ASSETS
Beginning balance	14,972	$ 53,190	53,190
Deposits received from customers of mining data center	0		2,192
Distribution to pool participants	(121,486)		(611,747)
Payment of service expense and long-lived assets	(11,872)		(6,939)
Disposal of cryptocurrency assets	(8,045)		(43,787)
Utility fee received from customers of mining data center	7,350		3,658
Cyberattack loss	0		(3,100)
Loan to a third party in the form of cryptocurrencies	(1,250)
Others	617		231
Impairment of cryptocurrency assets	(3,254)		(18,435)
Ending balance of cryptocurrency assets, net	14,745		14,972
CRYPTOCURRENCY ASSETS. | Mining pool business
CRYPTOCURRENCY ASSETS
Cryptocurrencies mined	126,090		592,583
CRYPTOCURRENCY ASSETS. | Mining business
CRYPTOCURRENCY ASSETS
Cryptocurrencies mined	$ 11,623		$ 47,126